JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 1.7%
Howmet Aerospace, Inc.	26	5,115
Automobiles — 1.6%
Tesla, Inc. *	11	4,763
Banks — 3.6%
Bank of America Corp.	92	4,747
Fifth Third Bancorp	41	1,838
Wells Fargo & Co.	51	4,273
		10,858
Biotechnology — 4.1%
AbbVie, Inc.	34	7,993
Regeneron Pharmaceuticals, Inc.	4	2,044
Vertex Pharmaceuticals, Inc. *	6	2,436
		12,473
Broadline Retail — 6.0%
Amazon.com, Inc. *	83	18,200
Building Products — 1.6%
Trane Technologies plc	11	4,788
Capital Markets — 2.1%
Charles Schwab Corp. (The)	41	3,853
MSCI, Inc.	4	2,416
		6,269
Chemicals — 2.2%
Ecolab, Inc.	10	2,845
Linde plc	8	3,652
		6,497
Consumer Finance — 0.7%
American Express Co.	7	2,165
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	31	3,186
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	139	3,930
Electric Utilities — 1.9%
NextEra Energy, Inc.	54	4,116
PG&E Corp.	98	1,478
		5,594
Electrical Equipment — 0.9%
Emerson Electric Co.	22	2,866
Entertainment — 2.8%
Netflix, Inc. *	3	3,543
Walt Disney Co. (The)	32	3,655
Warner Music Group Corp., Class A	36	1,235
		8,433

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 6.0%
Apollo Global Management, Inc.	15	2,061
Corpay, Inc. *	9	2,459
Fidelity National Information Services, Inc.	46	3,016
Mastercard, Inc., Class A	19	10,684
		18,220
Health Care Equipment & Supplies — 2.7%
Edwards Lifesciences Corp. *	33	2,596
Medtronic plc	23	2,194
Stryker Corp.	9	3,230
		8,020
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	12	3,983
Health Care REITs — 0.6%
Ventas, Inc.	27	1,890
Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc., Class A *	67	2,644
Hilton Worldwide Holdings, Inc.	11	2,765
		5,409
Household Products — 1.6%
Procter & Gamble Co. (The)	32	4,897
Insurance — 2.6%
Aon plc, Class A	10	3,439
Arthur J Gallagher & Co.	14	4,486
		7,925
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A	53	12,909
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	29	1,958
Life Sciences Tools & Services — 1.2%
Danaher Corp.	18	3,670
Machinery — 1.1%
Ingersoll Rand, Inc.	41	3,412
Media — 0.5%
Charter Communications, Inc., Class A *	6	1,582
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	59	2,651
Eli Lilly & Co.	2	1,800
		4,451
Semiconductors & Semiconductor Equipment — 16.3%
Analog Devices, Inc.	11	2,709
ASML Holding NV (Registered), NYRS (Netherlands)	3	2,476
Broadcom, Inc.	19	6,235

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Micron Technology, Inc.	14	2,276
NVIDIA Corp.	145	27,076
NXP Semiconductors NV (Netherlands)	12	2,719
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11	3,130
Texas Instruments, Inc.	13	2,449
		49,070
Software — 12.4%
Intuit, Inc.	4	2,527
Microsoft Corp.	50	26,098
Oracle Corp.	6	1,708
Roper Technologies, Inc.	5	2,623
Salesforce, Inc.	11	2,616
ServiceNow, Inc. *	2	1,858
		37,430
Specialized REITs — 1.6%
American Tower Corp.	13	2,613
Equinix, Inc.	3	2,196
		4,809
Specialty Retail — 3.3%
Burlington Stores, Inc. *	12	2,986
Lowe's Cos., Inc.	19	4,845
Ross Stores, Inc.	13	2,003
		9,834
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	57	14,393
Western Digital Corp.	26	3,125
		17,518
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	3	2,599
Total Common Stocks (Cost $212,407)		294,723
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $6,516)	6,515	6,517
Total Investments — 99.9% (Cost $218,923)		301,240
Other Assets in Excess of Liabilities — 0.1%		435
NET ASSETS — 100.0%		301,675

Percentages indicated are based on net assets.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	14	12/19/2025	USD	4,717	39

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$301,240	$—	$—	$301,240
Appreciation in Other Financial Instruments
Futures Contracts (a)	$39	$—	$—	$39

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$3,096	$36,691	$33,272	$1	$1	$6,517	6,515	$67	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.